Commitments and contingencies - Lease Premises Commitments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 3.7
2018	3.1
2019	3.1
2020	3.0
2021	3.0
2022 and Thereafter	$ 1.9